Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Schedule of security deposits, overhaul rentals and other customer deposits
	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Security deposits paid by lessees	$1,123,477	$1,089,771
Deferred overhaul rentals	693,748	718,472
Rents received in advance and Straight-line rents	440,072	272,205
Other customer deposits	206,396	227,189

Total	$2,463,693	$2,307,637

	As of December 31,
	2011	2010
	(Dollars in thousands)
Security deposits paid by lessees	$1,089,771	$1,081,021
Overhaul rentals	718,472	529,834
Other customer deposits	227,189	197,538

Total	$2,035,432	$1,808,393